Shareholders’ Equity (Details) - Schedule of Total Equity-Based Compensation Expense - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Total Equity-Based Compensation Expense [Abstract]
Research and development	$ 2,536	$ 2,260
Marketing expenses	202	60
General and administrative	1,046	1,125
Total share-based compensation expense	$ 3,784	$ 3,445